PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of December 31,	As of June 30,
	2021	2021

Buildings	$28,473,835	$28,128,416
Machinery and equipment	7,917,423	7,524,170
Office equipment and furniture	1,313,761	1,296,201
Automobiles	712,409	754,764
Leasehold improvements	46,603,872	41,095,980
Construction-in-progress (“CIP”) (1)	-	597,594
Total	85,021,300	79,397,125
Less: Accumulated depreciation	(11,105,830)	(9,214,249)
Impairment of fixed assets	(310,799)	(306,837)
Property, plant and equipment, net	$73,604,671	$69,876,039

SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES

As of December 31, 2021, future minimum capital expenditures on the Company’s construction-in-progress projects are estimated as follows:

	Capital expenditure commitment on Dongguan Jiasheng	Capital expenditure commitment on pet store under Dogness Culture	Total
2022	$4,380,395	$15,839	$4,396,234
2023	969,769	-	969,769
2024	627,600	-	627,600
2025	308,912	-	308,912
Total	$6,286,676	$15,839	$6,302,515

	Capital expenditure commitment on Dongguan Jiasheng	Capital expenditure commitment on pet store under Dogness Culture	Total
2022	$1,528,521	$15,839	$1,544,360
2023	969,769	-	969,769
2024	627,600	-	627,600
2025	308,912	-	308,912
Total	$3,434,802	$15,839	$3,450,641